Share-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock Reissued Shares For Director Grants		10,150	10,200	10,550
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost		$ 963,000	$ 801,000	$ 850,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		200
Allocated Share-based Compensation Expense		$ 865,000	$ 458,000
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options		600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)		524,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		23,025	21,975
Allocated Share-based Compensation Expense		$ 458,000	$ 865,000	$ 0
Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock Reissued Shares For Director Grants		10,150	10,200	10,550
Allocated Share-based Compensation Expense		$ 865,000	$ 458,000
2015 Awards [Member] [Member] | Scenario, Forecast [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1,208,000
2014 Awards [Member] | Scenario, Forecast [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 734,000